UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/09

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments •  June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 104.7%
	Pennsylvania 101.0%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (NATL Insd) (AMT)	5.625%	01/01/10	$1,276,821
3,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ	5.125	03/01/32	3,002,370
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,730,137
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	805,660
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.375	11/15/40	596,650
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	2,195,580
1,600	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	1,337,616
1,250	Allegheny Cnty, PA Hosp Dev Auth Rev Univ Pittsburgh Med	5.625	08/15/39	1,225,900
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	773,560
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	816,080
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/15	1,040,950

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500%	03/01/16	$1,036,750
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/17	1,032,500
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	934,752
995	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	951,727
1,165	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,103,500
1,000	Allegheny Cnty, PA, Ser C-61 (AGL Insd)	5.000	12/01/33	1,002,940
1,500	Allegheny Valley, PA Sch Dist, Ser A (NATL Insd)	5.000	11/01/28	1,470,750
1,390	Beaver Cnty, PA (FSA Insd)	5.550	11/15/31	1,448,463
500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	359,465
1,895	Berks Cnty, PA Muni Auth College Albright College Proj	5.500	10/01/18	1,562,579
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac, Ser A	5.900	01/01/27	745,960
1,500	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac, Ser A	6.125	01/01/25	1,175,130
2,000	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	1,378,560

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125%	11/15/39	$1,017,560
500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250	12/01/15	450,950
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	691,488
1,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/36	753,650
1,250	Cumberland Cnty, PA Muni Auth Rev Dickinson College, Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,331,737
1,000	Cumberland Cnty, PA Muni Auth Rev Messiah Vlg Proj, Ser A	5.625	07/01/28	800,970
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	840,420
220	Delaware Cnty, PA Auth College Rev Cabrini College (Radian Insd)	5.750	07/01/23	211,418
500	Delaware Cnty, PA Auth College Rev Neumann College	6.250	10/01/38	481,770
1,500	Delaware Cnty, PA Auth College Rev Neumann College Rfdg	6.000	10/01/31	1,382,505
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	11/01/38	2,580,660

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser B (NATL Insd) (AMT)	5.000%	11/01/36	$1,489,285
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser C (NATL Insd) (AMT)	5.000	02/01/35	1,444,654
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,316,025
3,535	Delaware Vly, PA Regl Fin Auth Govt Rev (a)	5.750	07/01/17	3,796,042
2,000	Delaware Vly, PA Regl Fin Auth Gov Rev (a)	5.750	07/01/32	2,113,340
500	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College	5.500	03/15/38	417,830
1,000	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College Proj Rfdg, Ser B	5.000	03/15/23	875,050
1,415	Greensburg Salem, PA Sch Dist Rfdg (NATL Insd)	5.375	09/15/17	1,546,340
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	1,015,800
1,580	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd)	5.750	05/01/14	1,535,460
285	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd) (Prerefunded @ 11/01/09)	5.750	05/01/14	289,805

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600%	04/01/24	$830,710
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement, Ser A	5.300	12/15/26	715,280
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,241,499
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg (b)	6.000	11/01/23	982,150
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	768,234
1,095	Mercer Cnty, PA (NATL Insd)	5.500	10/01/17	1,183,213
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,630,950
2,500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125	01/01/37	2,037,650
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14) (b)	6.000	01/01/43	1,153,940
2,600	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	2,209,662
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj, Ser FF1 (CIFG Insd)	5.000	05/01/28	1,807,860

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty RevActs Retirement Life Cmnty, Ser A-1	6.250%	11/15/29	$1,002,940
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	353,365
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	735,295
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	649,020
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,853,140
1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser A	5.500	08/15/35	852,830
1,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	1,053,680
475	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser A (AMT)	6.750	12/01/36	449,868
1,250	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,183,863
500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	469,750
900	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	767,736

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 102-A (AMT)	5.250%	10/01/23	$1,007,240
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 94-A (AMT)	5.100	10/01/31	942,810
2,895	Pennsylvania Hsg Fin Agy Single Family Mtg, Ser 74-B (AMT)	5.250	04/01/32	2,761,714
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,223,971
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	1,707,020
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,367,699
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	656,204
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.500	01/01/19	366,619
4,700	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (a)	5.000	07/15/38	4,733,981
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (a)	6.000	01/15/31	3,057,090
1,850	Pennsylvania St Tpk Commn Tpk Rev, Ser A1 (AGL Insd)	5.000	06/01/38	1,859,176
1,000	Pennsylvania St Tpk Commn Tpk Rev Subser B-1	5.500	06/01/33	1,037,770
1,000	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/25	919,380

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,505	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750%	12/01/17	$2,162,742
2,750	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	2,185,755
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	766,760
1,100	Philadelphia, PA Auth For Indl Dev Rev, Ser A	5.500	09/15/37	751,718
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	3,599,700
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	3,499,576
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	3,912,744
1,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	1,591,695
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev, Ser B (Prerefunded @ 11/15/14)	5.375	11/15/34	2,597,625
1,000	State Pub Sch Bldg Auth PA Sch Rev Harrisburg Sch Dist Proj, Ser A (AGL Insd)	5.000	11/15/33	991,590
2,000	Sto-Rox Sch Dist PA (NATL Insd) (Prerefunded @ 12/15/10)	5.800	06/15/30	2,147,820

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500%	01/01/19	$2,389,550
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	1,956,023
1,200	Upper Saint Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,312,380
1,495	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger, Ser A	5.450	07/01/35	876,130
2,150	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	2,143,550
350	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	391,871
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	1,749,538
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750	01/01/26	1,876,175
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.875	01/01/32	645,966
				142,509,376

	Guam 0.9%
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	1,225,400

	Puerto Rico 1.4%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	996,090

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.000%	08/01/39	$1,012,190
				2,008,280

	Virgin Islands 1.4%
750	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A (c)	6.625	10/01/29	750,450
1,335	Virgin Islands Wtr & Pwr Auth Elec Sys Rev, Ser A	5.000	07/01/25	1,170,167

				1,920,617

Total Long-Term Investments 104.7% (Cost $157,819,409)				147,663,673

Total Short-Term Investments 1.0% (Cost $1,400,000)				1,400,000

Total Investments 105.7% (Cost $159,219,409)				149,063,673

Liability for Floating Rate Note Obligations Related to Securities Held (6.8%) (Cost ($9,540,000))

(9,540)	Notes with interest rate of 0.26% at June 30, 2009 and contractual maturities of collateral ranging from 2017 to 2038 (d)			(9,540,000)

Total Net Investments 98.9% (Cost $149,679,409)				139,523,673

Other Assets in Excess of Liabilities 1.1%				1,549,384

Net Assets 100.0%				$141,073,057

Percentages are calculated as a percentage of net assets.

*                   Zero coupon bond

(a)            Underlying security related to Inverse Floaters entered into by the Fund.

(b)           Security has been deemed illiquid.

(c)            Security purchased on a when-issued or delayed delivery basis.

(d)           Floating Rate Notes. The interest rate shown reflects the rates in effect at June 30, 2009.

ACA - American Capital Access

AGL - Assured Guaranty Ltd.

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CDC IXIS Financial Guaranty

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

NATL - National Public Finance Guarantee Corp.

Radian - Radian Asset Assurance

Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or lees are valued at amortized cost, which approximates market value.

Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Investment Type	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$146,438,273	$—	$146,438,273
Issued by Foreign Governments	$—	$1,225,400	$—	$1,225,400
Short-Term Investments	—	1,400,000	—	1,400,000
Total Assets	$—	$149,063,673	$—	$149,063,673

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 20, 2009